UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7486

        Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Premium Income Municipal Fund (NMY)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.4% (1.0% of Total Investments)
$ 2,100	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	$2,258,109
	9/01/39 – XLCA Insured

	Consumer Staples – 2.0% (1.4% of Total Investments)
3,095	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	3,178,008
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 21.8% (14.6% of Total Investments)
1,250	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	1,314,913
	Series 2006, 5.625%, 9/01/38
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
200	5.750%, 9/01/25	3/10 at 101.00	BBB–	208,470
200	5.800%, 9/01/30	3/10 at 101.00	BBB–	208,330
1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	1,052,950
	Series 2004, 5.250%, 4/01/34
	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of
	Maryland – College Park, Series 2001:
1,000	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	AAA	1,073,000
1,000	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	AAA	1,073,000
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,
	Series 2000:
750	5.250%, 7/01/25 – FSA Insured	1/11 at 101.00	AAA	794,468
500	5.250%, 7/01/30 – FSA Insured	1/11 at 101.00	AAA	529,645
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	1,294,750
	Series 2004, 5.125%, 7/01/34
1,460	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,522,138
	College of Art, Series 2001, 5.625%, 6/01/36
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns	7/07 at 102.00	AA	1,551,105
	Hopkins University, Series 1997, 5.625%, 7/01/27
1,365	Montgomery County Revenue Authority, Maryland Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	1,457,056
	Center Project, Series 2005A, 5.000%, 5/01/19
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	AAA	11,429,298
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – MBIA Insured
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
5,645	5.000%, 4/01/15	4/13 at 100.00	AA	6,040,488
2,680	5.000%, 4/01/19	4/13 at 100.00	AA	2,852,029
1,685	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA	1,814,206
	10/01/22

30,930	Total Education and Civic Organizations			34,215,846

	Health Care – 21.9% (14.6% of Total Investments)
1,525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	1,617,918
	Hospital, Series 2004, 5.500%, 7/01/36
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	3,440,353
	General Hospital, Series 2002, 5.800%, 7/01/32
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	1,712,702
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	1,438,220
	Hospital, Series 2002, 5.125%, 7/01/35
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	1,529,880
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/08 at 101.00	AAA	1,028,450
	Hospital, Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 – MBIA
	Insured
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A+	2,092,000
	System, Series 1998A, 5.375%, 7/01/15
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	3,965,490
	Institute, Series 2003, 5.500%, 7/01/33
1,540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	1,598,212
	System, Series 2004A, 5.125%, 7/01/34
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	1,852,603
	Series 2004, 5.375%, 8/15/24
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	3,448,380
	Cecil County, Series 2002, 5.625%, 7/01/32
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/12 at 100.00	A+	1,636,290
	Maryland Medical System, Series 2002, 6.000%, 7/01/22
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/13 at 100.00	AAA	1,051,950
	Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
3,080	5.375%, 7/01/14	1/07 at 100.00	B3	2,813,026
6,000	5.300%, 7/01/24	1/07 at 100.00	B3	5,066,579

34,260	Total Health Care			34,292,053

	Housing/Multifamily – 13.6% (9.1% of Total Investments)
1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds,	2/11 at 101.00	Aaa	1,525,936
	Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	1/09 at 101.00	Aa2	2,548,750
	7/01/41 (Alternative Minimum Tax)
880	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%,	1/10 at 100.00	Aa2	915,367
	7/01/32 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B1	983,790
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa3	1,045,270
	Foundation – Salisbury State University, Series 1999A, 6.000%, 6/01/19
1,145	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	1,203,086
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/08 at 101.00	Aaa	3,904,340
	Housing Development Bonds, Series 1998A, 5.200%, 7/01/30
360	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	1/07 at 101.00	Aa2	364,086
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/07 at 102.00	Aaa	1,531,470
	Bonds, Series 1996B, 5.900%, 7/01/26
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,103,100
	Bonds, Series 2000A, 6.100%, 7/01/30
540	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	9/09 at 102.00	AAA	566,271
	Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)
900	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	11/06 at 100.00	AAA	900,630
	Refunding Bonds, Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum Tax)
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue
	Refunding Bonds, Overlook Apartments, Series 1995A:
2,000	5.700%, 12/20/15	12/06 at 101.00	AAA	2,039,400
1,670	5.750%, 12/20/19	12/06 at 101.00	AAA	1,700,127

20,775	Total Housing/Multifamily			21,331,623

	Housing/Single Family – 5.1% (3.4% of Total Investments)
1,200	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	1,221,948
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
4,100	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	4,170,192
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 9/13/24)
	(Alternative Minimum Tax)
1,630	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	1,650,962
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (WI/DD, Settling
	9/14/06) (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	605,028
	4.750%, 9/01/25 (Alternative Minimum Tax)
15	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single	8/10 at 100.00	AAA	15,511
	Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)
325	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	327,486
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

7,870	Total Housing/Single Family			7,991,127

	Long-Term Care – 1.2% (0.8% of Total Investments)
1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%,	1/09 at 101.00	AA	1,046,170
	1/01/25 – RAAI Insured
710	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds,	4/11 at 102.00	N/R	768,760
	Series 1996A, 7.625%, 4/01/21

1,710	Total Long-Term Care			1,814,930

	Tax Obligation/General – 34.9% (23.4% of Total Investments)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AA+	2,191,629
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
1,310	5.000%, 3/01/21	3/16 at 100.00	AA+	1,413,228
1,000	5.000%, 3/01/21	3/16 at 100.00	AA+	1,078,800
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AA+	748,438
	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue:
2,500	5.000%, 6/01/25	6/11 at 101.00	AAA	2,626,750
3,500	5.000%, 6/01/26	6/11 at 101.00	AAA	3,667,230
1,000	Baltimore, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 1989B,	No Opt. Call	A+	1,071,010
	7.150%, 10/15/08
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AAA	1,643,088
	5.000%, 10/15/22 – AMBAC Insured
700	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	764,218
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
2,185	5.000%, 3/01/14	No Opt. Call	AA	2,375,226
820	5.000%, 3/01/16	No Opt. Call	AA	899,909
1,500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006, 5.000%,	No Opt. Call	AA	1,666,965
	11/01/20
615	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	661,820
	Development Authority, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B:
735	5.000%, 8/15/16	2/14 at 100.00	AAA	793,565
1,625	5.000%, 8/15/17	2/14 at 100.00	AAA	1,749,784
1,180	5.000%, 8/15/19	2/14 at 100.00	AAA	1,263,969
1,725	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	1,852,874
1,190	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AA	1,280,535
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
2,500	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	2,723,650
3,520	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,860,560
	2005A, 5.000%, 7/01/15
	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding
	Bonds, Series 2001:
1,750	5.250%, 10/01/13	10/11 at 101.00	AAA	1,892,327
2,000	5.250%, 10/01/18	10/11 at 101.00	AAA	2,151,280
925	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	975,089
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	12/11 at 101.00	AAA	1,080,390
	Series 2001, 5.250%, 12/01/20 – FGIC Insured
2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	9/12 at 101.00	AA+	2,018,260
	Series 2002, 4.100%, 9/15/19
5,770	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AA+	6,164,840
	Series 2003A, 5.000%, 10/01/18
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
2,000	5.000%, 6/01/16	6/15 at 100.00	AAA	2,183,820
1,235	5.000%, 6/01/23	6/15 at 100.00	AAA	1,323,932
1,235	5.000%, 6/01/24	6/15 at 100.00	AAA	1,322,994
1,235	5.000%, 6/01/25	6/15 at 100.00	AAA	1,321,117

51,010	Total Tax Obligation/General			54,767,297

	Tax Obligation/Limited – 20.3% (13.6% of Total Investments)
	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,
	Series 2003A:
1,500	5.000%, 5/01/16	5/13 at 100.00	AA+	1,605,960
1,000	5.000%, 5/01/18	5/13 at 100.00	AA+	1,066,090
2,900	Baltimore, Maryland, Project Revenue Bonds, Series 2006, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AAA	3,069,563
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	311,571
	5.500%, 9/01/34
900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	950,076
	5.750%, 7/01/34
	Maryland Department of Transportation, Certificates of Participation, Mass Transit
	Administration Project, Series 2000:
875	5.500%, 10/15/19 (Alternative Minimum Tax)	10/10 at 101.00	AA+	929,241
925	5.500%, 10/15/20 (Alternative Minimum Tax)	10/10 at 101.00	AA+	982,341
4,250	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	4,814,442
	5.500%, 2/01/16
2,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	2,161,100
	5.000%, 5/01/13
1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,034,187
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center	6/13 at 100.00	AA+	1,788,230
	Facilities, Series 2003, 5.000%, 6/15/24
2,455	Maryland Stadium Authority, Lease Revenue Bonds, Sports Facilities, Series 1996, 5.750%,	9/06 at 101.00	AAA	2,481,219
	3/01/18 – AMBAC Insured
1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%,	6/12 at 100.00	AA	1,057,430
	6/01/21
675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	AA	719,078
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
635	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds,	11/10 at 100.00	AA+	669,665
	Series 2000, 5.125%, 11/01/15
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA	2,255,316
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	BBB+	1,083,240
	5.500%, 7/01/36
1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	1,723,230
	5.500%, 7/01/19 – MBIA Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB	2,189,320
	10/01/24

29,590	Total Tax Obligation/Limited			31,891,299

	Transportation – 2.6% (1.7% of Total Investments)
1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%,	No Opt. Call	AAA	1,180,935
	7/01/17 – FGIC Insured
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
355	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA	382,733
380	5.000%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA	411,829
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/06 at 102.00	CCC+	2,075,602
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)

3,870	Total Transportation			4,051,099

	U.S. Guaranteed – 18.4% (12.3% of Total Investments) (4)
2,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	2,686,600
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AAA	2,166,860
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	2,219,300
	7/01/24 – FGIC Insured (ETM)
3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AAA	3,162,900
	7/01/18 (Pre-refunded 7/01/09)
1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA (4)	1,083,510
	11/01/22 (Pre-refunded 11/01/12)
2,550	Gaithersburg, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Shady	No Opt. Call	AAA	2,798,727
	Grove Adventist Hospital, Series 1995, 6.500%, 9/01/12 – FSA Insured (ETM)
575	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A,	2/12 at 100.00	AAA	622,345
	5.250%, 8/15/18 (Pre-refunded 2/15/12)
1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A,	8/12 at 100.00	AAA	1,074,980
	5.000%, 8/15/22 (Pre-refunded 8/15/12)
935	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds,	4/11 at 102.00	N/R (4)	1,060,907
	Series 1996A, 7.625%, 4/01/21 (Pre-refunded 4/01/11)
2,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa2 (4)	2,412,855
	Foundation – College Park, Series 1999A, 5.750%, 6/01/24 (Pre-refunded 6/01/09)
3,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	AAA	3,502,784
	Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	1/07 at 100.00	Aaa	3,188,813
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
760	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/10 at 101.00	A3 (4)	852,021
	Maryland Medical System, Series 2000, 6.750%, 7/01/30 (Pre-refunded 7/01/10)
230	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	265,273
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,079,180
	5.500%, 10/01/20
635	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	664,940
	5.750%, 7/01/20 (Pre-refunded 7/01/10)

26,760	Total U.S. Guaranteed			28,841,995

	Utilities – 4.0% (2.7% of Total Investments)
2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	2,527,425
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	7/14 at 100.00	AAA	3,722,285
	FGIC Insured

6,000	Total Utilities			6,249,710

	Water and Sewer – 1.3% (0.9% of Total Investments)
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	1,153,994
	7/01/24 – FGIC Insured
860	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	943,403
	2005A, 5.000%, 9/01/15

1,905	Total Water and Sewer			2,097,397

$ 219,875	Total Long-Term Investments (cost $223,808,675) – 148.5%			232,980,493

	Short-Term Investments – 0.7% (0.5% of Total Investments)
1,100	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A–1+	1,100,000
	Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)

$ 1,100	Total Short-Term Investments (cost $1,100,000)			1,100,000

	Total Investments (cost $224,908,675) – 149.2%			234,080,493

	Other Assets Less Liabilities – 1.2%			1,960,818

	Preferred Shares, at Liquidation Value – (50.4)%			(79,100,000)

	Net Assets Applicable to Common Shares – 100%			$156,941,311

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard
& Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $224,681,964.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$9,809,336
Depreciation	(410,807)

Net unrealized appreciation (depreciation) of investments	$9,398,529

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.